Segment Information (Segment Information) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 8,776.0	$ 7,200.0
OM&G	2,337.0	1,918.0
Provincial, state and municipal taxes	486.0	427.0
Depreciation and amortization	1,294.0	1,162.0
Impairment charges	75.0	225.0
Income from equity investments	63.0	99.0
Other income (expenses), net	165.0	203.0
Interest expense, net	1,032.0	973.0
Income tax expense (recovery)	81.0	(159.0)
NCI in subsidiaries	1.0	1.0
Preferred stock dividends	75.0	73.0
Net income (loss) attributable to common shareholders	1,014.2	493.6
Capital expenditures	3,502.0	3,127.0
Segment Reporting Information, As at December 31
Total assets	44,817.0	42,951.0
Investments subject to significant influence	634.0	654.0
Goodwill	5,580.0	5,858.0	$ 5,871.0
Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Total operating revenues	6,858.0	5,872.0
Fuel for generation and purchased power	2,161.0	1,992.0
Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,713.0	1,575.0
Fuel for generation and purchased power	448.0	396.0
Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	4,336.0	3,451.0
Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,944.0	1,855.0
Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,737.0	1,595.0
Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	577.0	566.0
Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	182.0	(267.0)
Operating
Segment Reporting Information, For the year ended December 31
Total operating revenues	8,776.0	7,200.0
Operating | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	4,346.0	3,460.0
OM&G	1,135.0	779.0
Provincial, state and municipal taxes	318.0	273.0
Depreciation and amortization	705.0	622.0
Impairment charges	0.0	0.0
Income from equity investments	0.0	0.0
Other income (expenses), net	84.0	66.0
Interest expense, net	305.0	265.0
Income tax expense (recovery)	140.0	94.0
NCI in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	845.0	641.0
Capital expenditures	2,153.0	1,942.0
Segment Reporting Information, As at December 31
Total assets	24,636.0	24,375.0
Investments subject to significant influence	0.0	0.0
Goodwill	4,796.0	5,035.0
Operating | Florida Electric Utility | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	982.0	852.0
Operating | Florida Electric Utility | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,944.0	1,855.0
OM&G	457.0	408.0
Provincial, state and municipal taxes	49.0	48.0
Depreciation and amortization	298.0	282.0
Impairment charges	0.0	0.0
Income from equity investments	41.0	73.0
Other income (expenses), net	32.0	28.0
Interest expense, net	172.0	168.0
Income tax expense (recovery)	(45.0)	(41.0)
NCI in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	182.0	232.0
Capital expenditures	630.0	481.0
Segment Reporting Information, As at December 31
Total assets	8,546.0	7,609.0
Investments subject to significant influence	471.0	475.0
Goodwill	0.0	0.0
Operating | Canadian Electric Utilities | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	904.0	859.0
Operating | Canadian Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,756.0	1,609.0
OM&G	491.0	454.0
Provincial, state and municipal taxes	114.0	103.0
Depreciation and amortization	207.0	182.0
Impairment charges	0.0	11.0
Income from equity investments	18.0	20.0
Other income (expenses), net	9.0	16.0
Interest expense, net	149.0	151.0
Income tax expense (recovery)	98.0	89.0
NCI in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	276.0	259.0
Capital expenditures	619.0	619.0
Segment Reporting Information, As at December 31
Total assets	8,476.0	8,439.0
Investments subject to significant influence	108.0	124.0
Goodwill	784.0	823.0
Operating | Gas Utilities and Infrastructure | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Gas Utilities and Infrastructure | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	448.0	396.0
Operating | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	577.0	566.0
OM&G	145.0	143.0
Provincial, state and municipal taxes	4.0	3.0
Depreciation and amortization	78.0	69.0
Impairment charges	0.0	0.0
Income from equity investments	5.0	4.0
Other income (expenses), net	7.0	12.0
Interest expense, net	21.0	22.0
Income tax expense (recovery)	3.0	1.0
NCI in subsidiaries	1.0	1.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	43.0	48.0
Capital expenditures	94.0	81.0
Segment Reporting Information, As at December 31
Total assets	1,439.0	1,444.0
Investments subject to significant influence	55.0	55.0
Goodwill	0.0	0.0
Operating | Other Electric Utilities | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	294.0	295.0
Operating | Other Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	206.0	(248.0)
OM&G	140.0	154.0
Provincial, state and municipal taxes	1.0	0.0
Depreciation and amortization	6.0	7.0
Impairment charges	75.0	214.0
Income from equity investments	(1.0)	2.0
Other income (expenses), net	30.0	73.0
Interest expense, net	385.0	367.0
Income tax expense (recovery)	(115.0)	(302.0)
NCI in subsidiaries	0.0	0.0
Preferred stock dividends	75.0	73.0
Net income (loss) attributable to common shareholders	(332.0)	(686.0)
Capital expenditures	6.0	4.0
Segment Reporting Information, As at December 31
Total assets	2,469.0	1,810.0
Investments subject to significant influence	0.0	0.0
Goodwill	0.0	0.0
Operating | Other | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Other | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Intersegment Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues	(53.0)	(42.0)
OM&G	(31.0)	(20.0)
Provincial, state and municipal taxes	0.0	0.0
Depreciation and amortization	0.0	0.0
Impairment charges	0.0
Income from equity investments	0.0	0.0
Other income (expenses), net	3.0	8.0
Interest expense, net	0.0	0.0
Income tax expense (recovery)	0.0	0.0
NCI in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	0.0	0.0
Capital expenditures	0.0	0.0
Segment Reporting Information, As at December 31
Total assets	(749.0)	(726.0)
Investments subject to significant influence	0.0	0.0
Goodwill	0.0	0.0
Financing costs	27.0	29.0
Intersegment Eliminations | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	(19.0)	(14.0)
Intersegment Eliminations | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues	(53.0)	(42.0)
Impairment charges		0.0
Eliminations | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	10.0	9.0
Eliminations | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0	0.0
Eliminations | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	19.0	14.0
Eliminations | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0	0.0
Eliminations | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 24.0	$ 19.0